Principal subsidiaries - Summary of subsidiaries financial information (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Goodwill	$ 912	$ 1,037	$ 951
North Mining Limited [member] | Robe river iron associates [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Goodwill	$ 351	$ 389